Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Assets acquired and liabilities assumed
A summary of the acquisition price and estimated fair values of assets acquired and liabilities assumed as of the date of acquisition is as follows (in thousands), which includes estimates for contingent liabilities of $25 million related to tax uncertainties:

Cash and cash equivalents	$65,641
Accounts receivable, net	49,099
Other current assets	12,522
Intangible assets:
Customer relationships	319,000
Reacquired rights(1)	113,500
Purchased technology	14,000
Supplier agreements	13,000
Trademarks and brand names	4,000
Property and equipment, net	6,402
Other assets	66,423
Current liabilities	(123,307)
Noncurrent liabilities	(44,245)
Noncurrent deferred income taxes	(78,054)
Goodwill	292,267
710,248
Fair value of Sabre Corporation's previously held equity investment in SAPPL	(200,000)
Fair value of SAPPL's previously held equity investment in national marketing companies	(1,880)
Total acquisition price	$508,368
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(1) In connection with the acquisition of Abacus, we reacquired certain contractual rights that provided Abacus the exclusive right, within the Asia-Pacific region, to operate and profit from the Sabre GDS.
A summary of the acquisition price and estimated fair values of assets acquired and liabilities assumed as of the date of acquisition is as follows (in thousands):

Cash and cash equivalents	$4,209
Accounts receivable	10,564
Other current assets	917
Goodwill	98,930
Intangible assets:
Customer relationships	52,292
Purchased technology	23,362
Trademarks and brand names	2,183
Property and equipment, net	1,556
Current liabilities	(11,091)
Deferred income taxes	(22,548)
Total acquisition price	$160,374

Pro forma results of operations
The following unaudited pro forma results of operations information is presented in thousands:

Year Ended December 31,
2015
Revenue	$3,109,310
Income from continuing operations	165,006
Net income attributable to common stockholders	475,933